THE ALGER PORTFOLIOS

QUARTERLY REPORT
MARCH 31, 2021

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited)

COMMON STOCKS—99.7% (CONT.)	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
Raytheon Technologies Corp.	25,416	$1,963,894
TransDigm Group, Inc.*	12,083	7,103,838
		9,067,732
AIR FREIGHT & LOGISTICS—0.5%
XPO Logistics, Inc.*	27,141	3,346,485
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
LVMH Moet Hennessy Louis Vuitton SE	10,561	7,053,936
APPAREL RETAIL—0.6%
The TJX Cos., Inc.	52,253	3,456,536
APPLICATION SOFTWARE—8.6%
Adobe, Inc.*	44,742	21,269,005
Autodesk, Inc.*	5,214	1,445,060
Cadence Design Systems, Inc.*	27,725	3,798,048
Ceridian HCM Holding, Inc.*	13,442	1,132,757
Coupa Software, Inc.*	1,629	414,548
Datadog, Inc., Cl. A*	10,601	883,487
Five9, Inc.*	7,759	1,212,964
Intuit, Inc.	20,027	7,671,543
Nuance Communications, Inc.*	10,040	438,146
RingCentral, Inc., Cl. A*	17,777	5,295,413
salesforce.com, Inc.*	44,536	9,435,842
		52,996,813
AUTOMOBILE MANUFACTURERS—1.5%
Tesla, Inc.*	13,870	9,264,189
AUTOMOTIVE RETAIL—1.0%
Carvana Co., Cl. A*	12,992	3,409,101
Lithia Motors, Inc., Cl. A	6,852	2,672,896
		6,081,997
BIOTECHNOLOGY—0.5%
AbbVie, Inc.	6,852	741,524
Genmab AS#,*	8,622	283,060
Vertex Pharmaceuticals, Inc.*	9,418	2,023,834
		3,048,418
BROADCASTING—0.5%
Discovery, Inc., Cl. A*	70,047	3,044,243
CASINOS & GAMING—2.2%
DraftKings, Inc., Cl. A*	82,800	5,078,124
Flutter Entertainment PLC*	9,416	2,019,727
Las Vegas Sands Corp.*	55,439	3,368,474
MGM Resorts International	85,088	3,232,493
		13,698,818
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.1%
PACCAR, Inc.	8,478	787,776
DATA PROCESSING & OUTSOURCED SERVICES—9.6%
Fidelity National Information Services, Inc.	7,006	985,113
Fiserv, Inc.*	88,277	10,508,494
PayPal Holdings, Inc.*	71,308	17,316,435
Square, Inc., Cl. A*	10,197	2,315,229

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—99.7% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—9.6% (CONT.)
Visa, Inc., Cl. A	132,470	$28,047,873
59,173,144
DIVERSIFIED BANKS—1.1%
Bank of America Corp.	115,056	4,451,517
JPMorgan Chase & Co.	16,288	2,479,522
		6,931,039
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	10,790	3,682,735
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
AMETEK, Inc.	22,723	2,902,409
Eaton Corp. PLC	24,665	3,410,676
Sunrun, Inc.*	5,373	324,959
		6,638,044
ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Waste Management, Inc.	8,630	1,113,443
FINANCIAL EXCHANGES & DATA—1.9%
CME Group, Inc., Cl. A	29,243	5,972,298
S&P Global, Inc.	16,249	5,733,784
		11,706,082
FOOD DISTRIBUTORS—1.1%
Sysco Corp.	82,384	6,486,916
FOOTWEAR—1.5%
NIKE, Inc., Cl. B	68,661	9,124,360
GENERAL MERCHANDISE STORES—0.2%
Target Corp.	5,515	1,092,356
HEALTHCARE EQUIPMENT—4.0%
Boston Scientific Corp.*	17,182	664,084
Danaher Corp.	51,023	11,484,257
Dexcom, Inc.*	5,529	1,987,067
Intuitive Surgical, Inc.*	3,773	2,788,021
Medtronic PLC	63,683	7,522,873
		24,446,302
HEALTHCARE SERVICES—0.5%
Guardant Health, Inc.*	18,115	2,765,255
HEALTHCARE SUPPLIES—0.7%
Align Technology, Inc.*	8,345	4,519,068
HOME IMPROVEMENT RETAIL—0.4%
Lowe's Cos., Inc.	13,617	2,589,681
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	12,749	3,586,804
INTERACTIVE MEDIA & SERVICES—9.7%
Alphabet, Inc., Cl. C*	13,605	28,143,711
Facebook, Inc., Cl. A*	68,883	20,288,110
Pinterest, Inc., Cl. A*	113,713	8,418,173
Snap, Inc., Cl. A*	54,233	2,835,844
		59,685,838
INTERNET & DIRECT MARKETING RETAIL—9.3%
Amazon.com, Inc.*	15,519	48,017,027

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—99.7% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—9.3% (CONT.)
Booking Holdings, Inc.*	1,975	$4,601,434
Expedia Group, Inc.*	13,790	2,373,535
MercadoLibre, Inc.*	1,477	2,174,351
		57,166,347
INTERNET SERVICES & INFRASTRUCTURE—1.9%
Shopify, Inc., Cl. A*	3,340	3,695,710
Snowflake, Inc., Cl. A*	8,138	1,865,881
Twilio, Inc., Cl. A*	17,544	5,978,293
		11,539,884
INVESTMENT BANKING & BROKERAGE—0.9%
Morgan Stanley	74,486	5,784,583
MANAGED HEALTHCARE—1.2%
UnitedHealth Group, Inc.	20,437	7,603,995
MOVIES & ENTERTAINMENT—1.7%
Live Nation Entertainment, Inc.*	37,870	3,205,696
Netflix, Inc.*	10,727	5,595,847
The Walt Disney Co.*	8,618	1,590,193
		10,391,736
PHARMACEUTICALS—0.4%
Horizon Therapeutics PLC*	27,317	2,514,257
RAILROADS—0.9%
Union Pacific Corp.	26,483	5,837,118
REGIONAL BANKS—0.8%
Signature Bank	20,963	4,739,734
RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	3,847	3,161,811
RESTAURANTS—2.1%
Chipotle Mexican Grill, Inc., Cl. A*	3,352	4,762,589
Starbucks Corp.	74,130	8,100,185
		12,862,774
SEMICONDUCTOR EQUIPMENT—2.5%
Applied Materials, Inc.	109,819	14,671,818
Enphase Energy, Inc.*	6,156	998,257
		15,670,075
SEMICONDUCTORS—8.1%
Advanced Micro Devices, Inc.*	60,089	4,716,986
Microchip Technology, Inc.	21,733	3,373,396
Micron Technology, Inc.*	76,531	6,750,800
NVIDIA Corp.	16,733	8,934,251
NXP Semiconductors NV	34,135	6,872,741
QUALCOMM, Inc.	74,349	9,857,934
Taiwan Semiconductor Manufacturing Co., Ltd.#	81,141	9,597,357
		50,103,465
SPECIALTY CHEMICALS—0.8%
The Sherwin-Williams Co.	6,524	4,814,777
SYSTEMS SOFTWARE—9.9%
Crowdstrike Holdings, Inc., Cl. A*	8,297	1,514,285
Microsoft Corp.	238,324	56,189,650

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—99.7% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—9.9% (CONT.)
Palo Alto Networks, Inc.*	1,663	$535,586
ServiceNow, Inc.*	6,181	3,091,180
		61,330,701
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.5%
Apple, Inc.	279,097	34,091,698
TRUCKING—0.6%
Uber Technologies, Inc.*	68,624	3,740,694
WIRELESS TELECOMMUNICATION SERVICES—1.3%
T-Mobile US, Inc.*	64,450	8,074,940
TOTAL COMMON STOCKS
(Cost $377,836,107)		614,816,599
REAL ESTATE INVESTMENT TRUST—0.3%	SHARES	VALUE
RETAIL—0.3%
Simon Property Group, Inc.	17,363	1,975,389
(Cost $1,619,977)		1,975,389
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	19	475,000
(Cost $475,000)		475,000
Total Investments
(Cost $379,931,084)	100.1%	$617,266,988
Affiliated Securities (Cost $475,000)		475,000
Unaffiliated Securities (Cost $379,456,084)		616,791,988
Liabilities in Excess of Other Assets	(0.1)%	(758,172)
NET ASSETS	100.0%	$616,508,816

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$475,000	0.08%	$475,000	0.08%
Total				$475,000	0.08%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited)

COMMON STOCKS—96.6%	SHARES	VALUE
AEROSPACE & DEFENSE—3.0%
HEICO Corp.	78,722	$9,903,228
Teledyne Technologies, Inc.*	5,720	2,366,078
		12,269,306
APPLICATION SOFTWARE—5.7%
Adobe, Inc.*	27,629	13,133,998
Bill.com Holdings, Inc.*	5,464	795,012
Coupa Software, Inc.*	7,401	1,883,406
Datadog, Inc., Cl. A*	40,500	3,375,270
DocuSign, Inc., Cl. A*	4,744	960,423
Paycom Software, Inc.*	8,168	3,022,650
		23,170,759
AUTOMOBILE MANUFACTURERS—2.6%
Tesla, Inc.*	16,024	10,702,910
BIOTECHNOLOGY—0.9%
Natera, Inc.*	34,857	3,539,380
BROADCASTING—1.1%
Discovery, Inc., Cl. A*	105,237	4,573,600
CASINOS & GAMING—3.4%
DraftKings, Inc., Cl. A*	62,208	3,815,217
MGM Resorts International	209,320	7,952,067
Penn National Gaming, Inc.*	18,372	1,926,120
		13,693,404
DATA PROCESSING & OUTSOURCED SERVICES—8.7%
PayPal Holdings, Inc.*	54,481	13,230,166
Square, Inc., Cl. A*	46,420	10,539,661
Visa, Inc., Cl. A	56,040	11,865,349
		35,635,176
DIVERSIFIED BANKS—0.5%
Wells Fargo & Co.	52,802	2,062,974
DIVERSIFIED SUPPORT SERVICES—0.7%
Cintas Corp.	8,905	3,039,366
FINANCIAL EXCHANGES & DATA—0.2%
MarketAxess Holdings, Inc.	1,988	989,865
FOOD DISTRIBUTORS—2.0%
US Foods Holding Corp.*	208,901	7,963,306
FOOTWEAR—0.7%
NIKE, Inc., Cl. B	21,582	2,868,032
HEALTHCARE EQUIPMENT—5.2%
Danaher Corp.	4,805	1,081,509
Dexcom, Inc.*	14,217	5,109,448
Insulet Corp.*	11,624	3,032,934
Intuitive Surgical, Inc.*	15,948	11,784,615
		21,008,506
HEALTHCARE SERVICES—1.3%
Guardant Health, Inc.*	35,828	5,469,144
HEALTHCARE TECHNOLOGY—1.3%
Veeva Systems, Inc., Cl. A*	20,007	5,226,629

THE ALGER PORTFOLIOS	ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.6% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—9.7%
Alphabet, Inc., Cl. C*	11,698	$24,198,834
Pinterest, Inc., Cl. A*	210,379	15,574,357
		39,773,191
INTERNET & DIRECT MARKETING RETAIL—7.9%
Amazon.com, Inc.*	7,847	24,279,246
MercadoLibre, Inc.*	5,275	7,765,538
		32,044,784
INTERNET SERVICES & INFRASTRUCTURE—4.0%
Shopify, Inc., Cl. A*	14,879	16,463,614
LEISURE FACILITIES—0.8%
Vail Resorts, Inc.*	10,467	3,052,805
LIFE SCIENCES TOOLS & SERVICES—2.8%
10X Genomics, Inc., Cl. A*	11,779	2,131,999
Bio-Techne Corp.	24,111	9,208,714
		11,340,713
MOVIES & ENTERTAINMENT—2.2%
Netflix, Inc.*	3,139	1,637,491
Roku, Inc., Cl. A*	22,984	7,487,497
		9,124,988
MUTUAL FUNDS—3.4%
Alger 25 Fund, Cl. P(a)	777,611	14,012,559
PHARMACEUTICALS—0.5%
Catalent, Inc.*	19,550	2,058,810
REGIONAL BANKS—0.5%
Signature Bank	8,485	1,918,459
RESEARCH & CONSULTING SERVICES—1.5%
CoStar Group, Inc.*	7,467	6,137,053
RESTAURANTS—0.9%
Starbucks Corp.	33,134	3,620,552
SEMICONDUCTOR EQUIPMENT—7.8%
Applied Materials, Inc.	123,785	16,537,676
Enphase Energy, Inc.*	11,974	1,941,704
Lam Research Corp.	22,469	13,374,447
		31,853,827
SEMICONDUCTORS—6.1%
Advanced Micro Devices, Inc.*	39,199	3,077,122
Micron Technology, Inc.*	37,649	3,321,018
NVIDIA Corp.	5,934	3,168,341
QUALCOMM, Inc.	63,365	8,401,565
Taiwan Semiconductor Manufacturing Co., Ltd.#	39,340	4,653,135
Universal Display Corp.	9,057	2,144,426
		24,765,607
SYSTEMS SOFTWARE—7.2%
Crowdstrike Holdings, Inc., Cl. A*	25,995	4,744,347
Microsoft Corp.	87,440	20,615,729
ServiceNow, Inc.*	8,396	4,198,924
		29,559,000

THE ALGER PORTFOLIOS	ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.6% (CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.0%
Apple, Inc.	134,515	$16,431,007
TOTAL COMMON STOCKS
(Cost $286,890,866)		394,369,326
REAL ESTATE INVESTMENT TRUST—2.2%	SHARES	VALUE
SPECIALIZED—2.2%
Crown Castle International Corp.	51,637	8,888,277
(Cost $8,333,838)		8,888,277
SPECIAL PURPOSE VEHICLE—0.5%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	76	1,900,000
(Cost $1,900,000)		1,900,000
Total Investments
(Cost $297,124,704)	99.3%	$405,157,603
Affiliated Securities (Cost $10,388,238)		15,912,559
Unaffiliated Securities (Cost $286,736,466)		389,245,044
Other Assets in Excess of Liabilities	0.7%	3,058,785
NET ASSETS	100.0%	$408,216,388

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
#	American Depositary Receipts.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,900,000	0.51%	$1,900,000	0.47%
Total				$1,900,000	0.47%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited)

COMMON STOCKS—94.3%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
General Dynamics Corp.	1,120	$203,347
Raytheon Technologies Corp.	2,460	190,084
TransDigm Group, Inc.*	291	171,085
		564,516
ASSET MANAGEMENT & CUSTODY BANKS—3.9%
BlackRock, Inc., Cl. A	935	704,952
The Blackstone Group, Inc.	6,009	447,851
The Carlyle Group, Inc.	6,313	232,066
		1,384,869
BIOTECHNOLOGY—2.7%
AbbVie, Inc.	4,898	530,061
Amgen, Inc.	1,086	270,208
Gilead Sciences, Inc.	2,344	151,493
		951,762
BROADCASTING—0.2%
ViacomCBS, Inc., Cl. B	1,856	83,706
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	3,745	223,464
CABLE & SATELLITE—1.5%
Comcast Corp., Cl. A	10,027	542,561
COMMODITY CHEMICALS—0.4%
Dow, Inc.	2,306	147,446
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	8,587	444,034
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.2%
PACCAR, Inc.	892	82,885
CONSUMER ELECTRONICS—0.6%
Garmin Ltd.	1,756	231,529
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Visa, Inc., Cl. A	2,150	455,219
DIVERSIFIED BANKS—6.0%
Bank of America Corp.	14,074	544,523
JPMorgan Chase & Co.	10,579	1,610,441
		2,154,964
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	3,539	267,584
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp. PLC	2,530	349,848
FINANCIAL EXCHANGES & DATA—1.3%
CME Group, Inc., Cl. A	2,226	454,616
FOOD DISTRIBUTORS—0.7%
Sysco Corp.	3,019	237,716
HEALTHCARE EQUIPMENT—0.9%
Medtronic PLC	2,707	319,778
HEALTHCARE SERVICES—1.1%
CVS Health Corp.	5,321	400,299
HOME IMPROVEMENT RETAIL—3.3%
The Home Depot, Inc.	3,884	1,185,591

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—94.3% (CONT.)	SHARES	VALUE
HOUSEHOLD PRODUCTS—1.7%
The Procter & Gamble Co.	4,422	$598,871
HYPERMARKETS & SUPER CENTERS—0.9%
Walmart, Inc.	2,250	305,617
INDUSTRIAL CONGLOMERATES—2.3%
Honeywell International, Inc.	3,763	816,834
INDUSTRIAL GASES—1.3%
Air Products & Chemicals, Inc.	1,614	454,083
INTEGRATED OIL & GAS—2.4%
Chevron Corp.	4,105	430,163
Exxon Mobil Corp.	3,683	205,622
TOTAL SE#	5,177	240,937
		876,722
INTEGRATED TELECOMMUNICATION SERVICES—2.4%
AT&T, Inc.	8,511	257,628
Verizon Communications, Inc.	10,187	592,374
		850,002
INTERACTIVE MEDIA & SERVICES—8.5%
Alphabet, Inc., Cl. A*	543	1,119,948
Alphabet, Inc., Cl. C*	528	1,092,237
Facebook, Inc., Cl. A*	2,851	839,705
		3,051,890
INTERNET & DIRECT MARKETING RETAIL—2.3%
Amazon.com, Inc.*	269	832,308
INVESTMENT BANKING & BROKERAGE—2.7%
Morgan Stanley	12,405	963,372
MANAGED HEALTHCARE—2.3%
UnitedHealth Group, Inc.	2,184	812,601
MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	2,744	183,272
MULTI-UTILITIES—0.5%
Sempra Energy	1,469	194,760
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,777	140,683
PHARMACEUTICALS—6.5%
AstraZeneca PLC#,(a)	4,014	199,576
Bristol-Myers Squibb Co.	3,721	234,907
Eli Lilly & Co.	1,471	274,812
GlaxoSmithKline PLC#	5,249	187,337
Johnson & Johnson	4,411	724,948
Merck & Co., Inc.	2,917	224,871
Novartis AG#	2,256	192,843
Pfizer, Inc.	7,432	269,261
		2,308,555
PROPERTY & CASUALTY INSURANCE—0.5%
The Progressive Corp.	1,775	169,708
RAILROADS—0.8%
Union Pacific Corp.	1,322	291,382

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—94.3% (CONT.)	SHARES	VALUE
RESTAURANTS—1.4%
McDonald's Corp.	1,220	$273,451
Starbucks Corp.	2,025	221,272
		494,723
SEMICONDUCTOR EQUIPMENT—2.3%
KLA Corp.	2,545	840,868
SEMICONDUCTORS—4.5%
Broadcom, Inc.	1,600	741,856
QUALCOMM, Inc.	3,978	527,443
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,795	330,593
		1,599,892
SOFT DRINKS—2.7%
PepsiCo, Inc.	3,644	515,444
The Coca-Cola Co.	8,238	434,225
		949,669
SYSTEMS SOFTWARE—9.0%
Microsoft Corp.	13,607	3,208,122
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.7%
Apple, Inc.	22,504	2,748,864
TOBACCO—1.5%
Altria Group, Inc.	7,418	379,505
Philip Morris International, Inc.	1,906	169,138
		548,643
TOTAL COMMON STOCKS
(Cost $13,267,954)		33,723,828
MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,620	191,961
(Cost $152,935)		191,961
REAL ESTATE INVESTMENT TRUST—5.2%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	2,809	201,209
INDUSTRIAL—0.6%
Americold Realty Trust	5,226	201,044
MORTGAGE—0.8%
Blackstone Mortgage Trust, Inc., Cl. A	9,401	291,431
RETAIL—0.7%
Simon Property Group, Inc.	2,280	259,395
SPECIALIZED—2.5%
Crown Castle International Corp.	3,024	520,521
CyrusOne, Inc.	2,633	178,307
Lamar Advertising Co., Cl. A	2,090	196,293
		895,121
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,294,114)		1,848,200

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

SHORT—TERM INVESTMENTS—0.6%	SHARES	VALUE
MONEY MARKET FUND—0.6%
Invesco Government & Agency Portfolio, Cl. Institutional, 0.10%	204,000	$204,000
(Cost $204,000)		204,000
Total Investments
(Cost $14,919,003)	100.6%	$35,967,989
Unaffiliated Securities (Cost $14,919,003)		35,967,989
Liabilities in Excess of Other Assets	(0.6)%	(204,629)
NET ASSETS	100.0%	$35,763,360

#	American Depositary Receipts.
(a)	All or portion of the security is on loan.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited)

COMMON STOCKS—92.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.7%
HEICO Corp.	27,619	$3,474,470
AIR FREIGHT & LOGISTICS—0.7%
XPO Logistics, Inc.*	12,240	1,509,192
APPAREL ACCESSORIES & LUXURY GOODS—3.0%
Capri Holdings Ltd.*	56,987	2,906,337
Lululemon Athletica, Inc.*	5,715	1,752,848
Moncler SpA*	26,034	1,490,872
		6,150,057
APPAREL RETAIL—0.6%
Burlington Stores, Inc.*	4,340	1,296,792
APPLICATION SOFTWARE—14.4%
ANSYS, Inc.*	6,578	2,233,626
Atlassian Corp. PLC, Cl. A*	4,411	929,662
Avalara, Inc.*	14,347	1,914,320
Bill.com Holdings, Inc.*	2,745	399,397
Cadence Design Systems, Inc.*	11,724	1,606,071
Ceridian HCM Holding, Inc.*	15,805	1,331,887
Coupa Software, Inc.*	2,663	677,680
Datadog, Inc., Cl. A*	22,924	1,910,486
Digital Turbine, Inc.*	11,123	893,844
DocuSign, Inc., Cl. A*	15,308	3,099,105
Dynatrace, Inc.*	31,494	1,519,271
Fair Isaac Corp.*	3,516	1,708,952
Five9, Inc.*	17,169	2,684,030
MicroStrategy, Inc., Cl. A*	941	638,751
Paycom Software, Inc.*	6,804	2,517,888
PTC, Inc.*	21,498	2,959,200
Sprout Social, Inc., Cl. A*	16,304	941,719
The Trade Desk, Inc., Cl. A*	970	632,110
Zendesk, Inc.*	5,908	783,519
		29,381,518
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Silver Spike Acquisition Corp., Cl. A*	62,499	1,147,482
Soaring Eagle Acquisition Corp.*	156,705	1,585,854
		2,733,336
AUTOMOTIVE RETAIL—0.7%
Carvana Co., Cl. A*	5,623	1,475,475
BIOTECHNOLOGY—3.7%
DermTech, Inc.*	15,908	807,967
Exact Sciences Corp.*	7,514	990,195
Forte Biosciences, Inc.*	68,319	2,341,292
Invitae Corp.*	24,517	936,795
Natera, Inc.*	24,962	2,534,642
		7,610,891
BROADCASTING—0.9%
Discovery, Inc., Cl. A*	43,565	1,893,335
CASINOS & GAMING—4.2%
DraftKings, Inc., Cl. A*	38,099	2,336,612

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—92.5% (CONT.)	SHARES	VALUE
CASINOS & GAMING—4.2% (CONT.)
Flutter Entertainment PLC*	10,850	$2,327,319
MGM Resorts International	52,806	2,006,100
Penn National Gaming, Inc.*	18,599	1,949,919
		8,619,950
CONSUMER FINANCE—1.2%
dMY Technology Group, Inc. II, Cl. A*	163,561	2,405,982
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Square, Inc., Cl. A*	13,718	3,114,672
DIVERSIFIED SUPPORT SERVICES—2.0%
Cintas Corp.	5,719	1,951,952
Copart, Inc.*	18,905	2,053,272
		4,005,224
EDUCATION SERVICES—0.5%
Chegg, Inc.*	12,447	1,066,210
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
AMETEK, Inc.	19,944	2,547,447
Generac Holdings, Inc.*	5,485	1,796,063
		4,343,510
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Trimble, Inc.*	35,721	2,778,737
EXCHANGE TRADED FUNDS—3.4%
Alger Mid Cap 40 ETF*,(b)	346,045	6,879,375
FINANCIAL EXCHANGES & DATA—0.3%
MarketAxess Holdings, Inc.	1,033	514,351
FOOD DISTRIBUTORS—1.5%
US Foods Holding Corp.*	78,169	2,979,802
HEALTHCARE EQUIPMENT—2.9%
ABIOMED, Inc.*	2,425	772,920
CryoPort, Inc.*	23,768	1,236,174
Dexcom, Inc.*	2,649	952,024
Insulet Corp.*	7,832	2,043,525
Masimo Corp.*	3,918	899,808
		5,904,451
HEALTHCARE FACILITIES—0.5%
The Joint Corp.*	21,796	1,054,273
HEALTHCARE SERVICES—1.3%
Guardant Health, Inc.*	17,636	2,692,135
HEALTHCARE SUPPLIES—1.1%
Align Technology, Inc.*	4,229	2,290,130
HEALTHCARE TECHNOLOGY—2.6%
Teladoc Health, Inc.*	10,579	1,922,733
Veeva Systems, Inc., Cl. A*	12,981	3,391,157
		5,313,890
HOMEFURNISHING RETAIL—1.2%
Williams-Sonoma, Inc.	13,197	2,364,902
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.2%
Upwork, Inc.*	53,036	2,374,422

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—92.5% (CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—1.0%
The Middleby Corp.*	11,971	$1,984,193
INTERACTIVE MEDIA & SERVICES—3.1%
Pinterest, Inc., Cl. A*	50,794	3,760,280
TripAdvisor, Inc.*	45,966	2,472,511
		6,232,791
INTERNET & DIRECT MARKETING RETAIL—4.3%
Etsy, Inc.*	6,228	1,256,001
Expedia Group, Inc.*	12,036	2,071,636
Farfetch Ltd., Cl. A*	31,451	1,667,532
Fiverr International Ltd.*	2,229	484,094
Magnite, Inc.*	52,816	2,197,674
Quotient Technology, Inc.*	68,398	1,117,623
		8,794,560
INTERNET SERVICES & INFRASTRUCTURE—2.8%
BigCommerce Holdings, Inc.*	49,095	2,837,691
Okta, Inc., Cl. A*	6,349	1,399,510
Twilio, Inc., Cl. A*	4,038	1,375,989
		5,613,190
LEISURE FACILITIES—0.8%
Vail Resorts, Inc.*	5,814	1,695,711
LEISURE PRODUCTS—0.4%
Peloton Interactive, Inc., Cl. A*	7,677	863,202
LIFE SCIENCES TOOLS & SERVICES—3.9%
10X Genomics, Inc., Cl. A*	11,887	2,151,547
Bio-Techne Corp.	9,952	3,800,967
Repligen Corp.*	9,989	1,941,962
		7,894,476
MOVIES & ENTERTAINMENT—1.9%
Live Nation Entertainment, Inc.*	7,618	644,864
Roku, Inc., Cl. A*	9,838	3,204,925
		3,849,789
PHARMACEUTICALS—1.9%
Catalent, Inc.*	13,451	1,416,525
Green Thumb Industries, Inc.*	84,625	2,511,074
		3,927,599
REGIONAL BANKS—1.5%
Signature Bank	4,968	1,123,265
Silvergate Capital Corp., Cl. A*	8,347	1,186,693
SVB Financial Group*	1,531	755,793
		3,065,751
RESEARCH & CONSULTING SERVICES—1.2%
CoStar Group, Inc.*	3,038	2,496,902
RESTAURANTS—2.5%
Chipotle Mexican Grill, Inc., Cl. A*	1,815	2,578,788
Shake Shack, Inc., Cl. A*	23,076	2,602,281
		5,181,069
SEMICONDUCTOR EQUIPMENT—6.2%
Enphase Energy, Inc.*	9,444	1,531,439

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—92.5% (CONT.)	SHARES	VALUE
SEMICONDUCTOR EQUIPMENT—6.2% (CONT.)
KLA Corp.	9,671	$3,195,298
Lam Research Corp.	5,036	2,997,629
MKS Instruments, Inc.	8,351	1,548,443
SolarEdge Technologies, Inc.*	11,910	3,423,410
		12,696,219
SEMICONDUCTORS—2.4%
Advanced Micro Devices, Inc.*	13,038	1,023,483
Microchip Technology, Inc.	13,690	2,124,962
Universal Display Corp.	7,014	1,660,705
		4,809,150
SYSTEMS SOFTWARE—1.0%
Crowdstrike Holdings, Inc., Cl. A*	11,004	2,008,340
TRUCKING—1.7%
Lyft, Inc., Cl. A*	15,540	981,817
Old Dominion Freight Line, Inc.	7,343	1,765,331
Uber Technologies, Inc.*	12,700	692,277
		3,439,425
TOTAL COMMON STOCKS
(Cost $147,550,445)		188,779,449
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	25,563
(Cost $766,885)		25,563
WARRANTS—1.7%	SHARES	VALUE
BIOTECHNOLOGY—1.7%
Forte Biosciences, Inc., 6/30/21*,@	147,399	3,494,241
(Cost $0)		3,494,241
RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Tolero CDR*,@,(a),(c)	425,098	293,318
(Cost $227,341)		293,318
REAL ESTATE INVESTMENT TRUST—4.4%	SHARES	VALUE
RETAIL—2.1%
Simon Property Group, Inc.	19,440	2,211,689
Tanger Factory Outlet Centers, Inc.	140,873	2,131,408
		4,343,097
SPECIALIZED—2.3%
Crown Castle International Corp.	26,464	4,555,248
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $7,539,332)		8,898,345
SPECIAL PURPOSE VEHICLE—0.6%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	35	875,000

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.6% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.6% (CONT.)
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	13	$325,000
		1,200,000
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,200,000)		1,200,000
Total Investments
(Cost $157,284,003)	99.3%	$202,690,916
Affiliated Securities (Cost $9,011,719)		8,104,938
Unaffiliated Securities (Cost $148,272,284)		194,585,978
Other Assets in Excess of Liabilities	0.7%	1,326,716
NET ASSETS	100.0%	$204,017,632

*	Non-income producing security.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$875,000	0.50%	$875,000	0.43%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	325,000	0.18%	325,000	0.16%
Forte Biosciences, Inc., Warrants	2/19/20	0	0.00%	3,494,241	1.71%
Prosetta Biosciences, Inc., Series D	2/6/15	766,885	0.50%	25,563	0.01%
Tolero CDR	2/6/17	227,341	0.18%	293,318	0.15%
Total				$5,013,122	2.46%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited)

COMMON STOCKS—99.0%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
Kratos Defense & Security Solutions, Inc.*	2,116	$57,725
AIR FREIGHT & LOGISTICS—1.4%
XPO Logistics, Inc.*	399	49,197
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Canada Goose Holdings, Inc.*	272	10,676
APPAREL RETAIL—0.9%
MYT Netherlands Parent BV#,*	1,171	33,093
APPLICATION SOFTWARE—13.8%
Altair Engineering, Inc., Cl. A*	153	9,573
BTRS Holdings, Inc.*	219	3,169
Cerence, Inc.*	910	81,518
Ebix, Inc.	1,426	45,675
Everbridge, Inc.*	478	57,924
LivePerson, Inc.*	274	14,451
Mimecast Ltd.*	406	16,325
Paylocity Holding Corp.*	930	167,242
SEMrush Holdings, Inc., Cl. A*	887	10,564
SPS Commerce, Inc.*	355	35,255
Vertex, Inc., Cl. A*	2,449	53,829
		495,525
ASSET MANAGEMENT & CUSTODY BANKS—5.1%
Hamilton Lane, Inc., Cl. A	1,050	92,988
StepStone Group, Inc., Cl. A	2,554	90,080
		183,068
BIOTECHNOLOGY—9.0%
ACADIA Pharmaceuticals, Inc.*	2,908	75,026
Natera, Inc.*	1,850	187,849
Puma Biotechnology, Inc.*	3,808	37,014
Ultragenyx Pharmaceutical, Inc.*	199	22,658
		322,547
CONSUMER FINANCE—6.2%
LendingTree, Inc.*	101	21,513
Upstart Holdings, Inc.*	1,564	201,537
		223,050
EDUCATION SERVICES—5.6%
Chegg, Inc.*	2,337	200,187
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
Novanta, Inc.*	170	22,421
ENVIRONMENTAL & FACILITIES SERVICES—4.6%
Casella Waste Systems, Inc., Cl. A*	1,531	97,326
Montrose Environmental Group, Inc.*	1,360	68,258
		165,584
GENERAL MERCHANDISE STORES—3.7%
Ollie's Bargain Outlet Holdings, Inc.*	1,549	134,763
HEALTHCARE DISTRIBUTORS—1.4%
PetIQ, Inc., Cl. A*	1,462	51,550
HEALTHCARE EQUIPMENT—6.7%
Eargo, Inc.*	787	39,311

THE ALGER PORTFOLIOS	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—99.0% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—6.7% (CONT.) Glaukos Corp.*	728	$61,101
Nevro Corp.*	1,004	140,058
		240,470
HEALTHCARE FACILITIES—0.1% US Physical Therapy, Inc.	18	1,874
HEALTHCARE SUPPLIES—0.4% Silk Road Medical, Inc.*	282	14,283
HEALTHCARE TECHNOLOGY—1.9% Inspire Medical Systems, Inc.*	88	18,215
Tabula Rasa HealthCare, Inc.*	1,097	50,517
		68,732
INSURANCE BROKERS—1.6% Goosehead Insurance, Inc., Cl. A	524	56,162
IT CONSULTING & OTHER SERVICES—2.7% Globant SA*	461	95,708
LEISURE FACILITIES—1.9% Planet Fitness, Inc., Cl. A*	904	69,879
LIFE SCIENCES TOOLS & SERVICES—2.5% NeoGenomics, Inc.*	1,893	91,299
MANAGED HEALTHCARE—5.7% Progyny, Inc.*	4,592	204,390
OIL & GAS EQUIPMENT & SERVICES—2.7% Core Laboratories NV	3,348	96,389
PHARMACEUTICALS—0.4% Aerie Pharmaceuticals, Inc.*	839	14,993
REAL ESTATE SERVICES—5.9% FirstService Corp.	1,436	212,801
REGIONAL BANKS—5.6% Signature Bank	885	200,099
RESTAURANTS—0.7% Wingstop, Inc.	189	24,035
SEMICONDUCTORS—1.4% Impinj, Inc.*	870	49,477
SYSTEMS SOFTWARE—0.8% Rapid7, Inc.*	371	27,680
THRIFTS & MORTGAGE FINANCE—1.3% Axos Financial, Inc.*	1,034	48,608
TRADING COMPANIES & DISTRIBUTORS—2.5% SiteOne Landscape Supply, Inc.*	536	91,517
TOTAL COMMON STOCKS (Cost $2,585,631)		3,557,782
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0% Prosetta Biosciences, Inc., Series D*,@,(a),(b)	10,615	1,592
(Cost $47,768)		1,592

THE ALGER PORTFOLIOS	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $2,633,399)	99.0%	$3,559,374
Affiliated Securities (Cost $47,768)		1,592
Unaffiliated Securities (Cost $2,585,631)		3,557,782
Other Assets in Excess of Liabilities	1.0%	36,114
NET ASSETS	100.0%	$3,595,488

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
#	American Depositary Receipt.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2021
Prosetta Biosciences, Inc., Series D	2/6/15	$47,768	0.10%	$1,592	0.04%
Total				$1,592	0.04%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited)

COMMON STOCKS—95.1%	SHARES	VALUE
AEROSPACE & DEFENSE—1.2%
Hexcel Corp.*	15,092	$845,152
Mercury Systems, Inc.*	40,063	2,830,451
		3,675,603
AGRICULTURAL & FARM MACHINERY—1.0%
Hydrofarm Holdings Group, Inc.*	49,214	2,968,588
ALTERNATIVE CARRIERS—0.9%
Bandwidth, Inc., Cl. A*	21,913	2,777,254
APPAREL RETAIL—0.6%
Burlington Stores, Inc.*	6,701	2,002,259
APPLICATION SOFTWARE—22.0%
ACI Worldwide, Inc.*	132,823	5,053,915
Avalara, Inc.*	49,327	6,581,702
Benefitfocus, Inc.*	31,100	429,491
Bill.com Holdings, Inc.*	20,762	3,020,871
Blackbaud, Inc.*	34,526	2,454,108
Blackline, Inc.*	22,863	2,478,349
Coupa Software, Inc.*	13,039	3,318,165
Everbridge, Inc.*	35,508	4,302,859
Guidewire Software, Inc.*	25,434	2,584,857
HubSpot, Inc.*	22,030	10,006,246
Manhattan Associates, Inc.*	32,908	3,862,741
Medallia, Inc.*	19,649	548,011
Paycom Software, Inc.*	14,001	5,181,210
Q2 Holdings, Inc.*	47,621	4,771,624
SEMrush Holdings, Inc., Cl. A*	46,385	552,445
Smartsheet, Inc., Cl. A*	37,106	2,371,816
Sprout Social, Inc., Cl. A*	26,926	1,555,246
SPS Commerce, Inc.*	39,018	3,874,878
Tyler Technologies, Inc.*	7,143	3,032,418
Vertex, Inc., Cl. A*	25,217	554,270
Viant Technology, Inc., Cl. A*	27,178	1,437,444
		67,972,666
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Affiliated Managers Group, Inc.	24,422	3,639,611
BIOTECHNOLOGY—4.5%
CareDx, Inc.*	134,206	9,138,086
Exact Sciences Corp.*	22,196	2,924,989
Karuna Therapeutics, Inc.*	7,467	897,757
Turning Point Therapeutics, Inc.*	10,818	1,023,275
		13,984,107
CASINOS & GAMING—3.9%
DraftKings, Inc., Cl. A*	85,549	5,246,720
Penn National Gaming, Inc.*	63,996	6,709,341
		11,956,061
CONSUMER FINANCE—1.1%
dMY Technology Group, Inc. II, Cl. A*	226,421	3,330,653
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	24,352	1,342,769

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Sunrun, Inc.*	55,181	$3,337,347
ELECTRONIC COMPONENTS—0.6%
Dolby Laboratories, Inc., Cl. A	20,123	1,986,543
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
Cognex Corp.	59,569	4,943,631
FINANCIAL EXCHANGES & DATA—0.9%
Tradeweb Markets, Inc., Cl. A	36,233	2,681,242
FOOD DISTRIBUTORS—1.9%
The Chefs' Warehouse, Inc.*	45,322	1,380,508
US Foods Holding Corp.*	115,553	4,404,881
		5,785,389
HEALTHCARE EQUIPMENT—9.0%
ABIOMED, Inc.*	12,648	4,031,297
Cantel Medical Corp.*	12,605	1,006,383
CryoPort, Inc.*	70,234	3,652,870
Dexcom, Inc.*	10,700	3,845,473
Inmode Ltd.*	17,051	1,233,981
Inogen, Inc.*	31,068	1,631,691
Insulet Corp.*	31,406	8,194,454
Mesa Laboratories, Inc.	5,284	1,286,654
Tandem Diabetes Care, Inc.*	34,095	3,008,884
		27,891,687
HEALTHCARE FACILITIES—0.5%
The Joint Corp.*	33,766	1,633,261
HEALTHCARE SERVICES—2.3%
1Life Healthcare, Inc.*	11,593	453,054
Biodesix, Inc.*	37,739	766,479
Guardant Health, Inc.*	33,287	5,081,261
Progenity, Inc.*	140,639	669,442
		6,970,236
HEALTHCARE SUPPLIES—3.5%
Neogen Corp.*	89,354	7,942,677
Quidel Corp.*	22,772	2,913,222
		10,855,899
HEALTHCARE TECHNOLOGY—5.5%
Teladoc Health, Inc.*	17,444	3,170,447
Veeva Systems, Inc., Cl. A*	34,964	9,133,995
Vocera Communications, Inc.*	120,362	4,629,123
		16,933,565
HOMEFURNISHING RETAIL—0.6%
Bed Bath & Beyond, Inc.*	68,055	1,983,803
HYPERMARKETS & SUPER CENTERS—0.9%
BJ's Wholesale Club Holdings, Inc.*	60,058	2,694,202
INTERACTIVE HOME ENTERTAINMENT—0.3%
Take-Two Interactive Software, Inc.*	5,900	1,042,530
INTERACTIVE MEDIA & SERVICES—1.9%
Bumble, Inc., Cl. A*	4,383	273,411
Eventbrite, Inc., Cl. A*	79,887	1,770,296

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—1.9% (CONT.)
TripAdvisor, Inc.*	73,587	$3,958,245
		6,001,952
INTERNET & DIRECT MARKETING RETAIL—5.2%
Farfetch Ltd., Cl. A*	86,763	4,600,174
Fiverr International Ltd.*	19,139	4,156,608
Magnite, Inc.*	121,614	5,060,359
The RealReal, Inc.*	94,621	2,141,273
		15,958,414
INTERNET SERVICES & INFRASTRUCTURE—0.8%
BigCommerce Holdings, Inc.*	40,409	2,335,640
LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*	24,083	1,861,616
LIFE SCIENCES TOOLS & SERVICES—9.8%
10X Genomics, Inc., Cl. A*	18,402	3,330,762
Bio-Techne Corp.	22,147	8,458,604
Maravai LifeSciences Holdings, Inc., Cl. A*	22,490	801,543
NanoString Technologies, Inc.*	98,347	6,462,381
NeoGenomics, Inc.*	82,395	3,973,911
PRA Health Sciences, Inc.*	22,887	3,509,264
Repligen Corp.*	19,034	3,700,400
		30,236,865
MANAGED HEALTHCARE—0.7%
HealthEquity, Inc.*	31,422	2,136,696
MOVIES & ENTERTAINMENT—0.8%
Live Nation Entertainment, Inc.*	29,410	2,489,557
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Magnolia Oil & Gas Corp., Cl. A*	315,313	3,619,793
PHARMACEUTICALS—0.2%
Aerie Pharmaceuticals, Inc.*	41,803	747,020
REGIONAL BANKS—0.4%
Webster Financial Corp.	21,118	1,163,813
RESTAURANTS—2.3%
Shake Shack, Inc., Cl. A*	30,733	3,465,760
Wingstop, Inc.	27,928	3,551,604
		7,017,364
SEMICONDUCTOR EQUIPMENT—0.7%
SolarEdge Technologies, Inc.*	7,735	2,223,348
SEMICONDUCTORS—1.0%
Universal Display Corp.	13,354	3,161,827
SPECIALTY CHEMICALS—1.5%
Balchem Corp.	37,491	4,701,746
SPECIALTY STORES—1.1%
Five Below, Inc.*	9,950	1,898,360
Leslie's, Inc.*	4,192	102,662
Sportsman's Warehouse Holdings, Inc.*	72,787	1,254,848
		3,255,870

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.1% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—1.4% Proofpoint, Inc.*	33,101	$4,163,775
TOTAL COMMON STOCKS (Cost $127,020,566)		293,464,202
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0% Prosetta Biosciences, Inc., Series D*,@,(a),(b)	75,383	11,307
(Cost $339,224)		11,307
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0% Tolero CDR*,@,(b),(c)	287,830	198,603
(Cost $155,594)		198,603
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0% Digital Realty Trust, Inc.	22,654	3,190,589
(Cost $2,892,236)		3,190,589
SPECIAL PURPOSE VEHICLE—0.6%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.6% Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	56	1,400,000
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	12	300,000
		1,700,000
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,700,000)		1,700,000
Total Investments (Cost $132,107,620)	96.7%	$298,564,701
Affiliated Securities (Cost $2,039,224)		1,711,307
Unaffiliated Securities (Cost $130,068,396)		296,853,394
Other Assets in Excess of Liabilities	3.3%	10,077,224
NET ASSETS	100.0%	$308,641,925

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,400,000	0.49%	$1,400,000	0.46%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	300,000	0.10%	300,000	0.11%
Prosetta Biosciences, Inc., Series D	2/6/15	339,224	0.10%	11,307	0.00%
Tolero CDR	2/6/17	155,594	0.08%	198,603	0.05%
Total				$1,909,910	0.62%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited)

COMMON STOCKS—61.3%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
General Dynamics Corp.	1,083	$196,629
Raytheon Technologies Corp.	2,371	183,207
TransDigm Group, Inc.*	290	170,497
		550,333
ASSET MANAGEMENT & CUSTODY BANKS—2.5%
BlackRock, Inc., Cl. A	952	717,770
The Blackstone Group, Inc.	5,831	434,584
The Carlyle Group, Inc.	6,227	228,905
		1,381,259
BIOTECHNOLOGY—1.8%
AbbVie, Inc.	4,877	527,789
Amgen, Inc.	1,056	262,743
Gilead Sciences, Inc.	2,516	162,609
		953,141
BROADCASTING—0.2%
ViacomCBS, Inc., Cl. B	1,851	83,480
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	3,449	205,802
CABLE & SATELLITE—1.0%
Comcast Corp., Cl. A	9,967	539,314
COMMODITY CHEMICALS—0.3%
Dow, Inc.	2,258	144,376
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	8,567	443,000
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.1%
PACCAR, Inc.	868	80,655
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	1,641	216,366
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Visa, Inc., Cl. A	2,140	453,102
DIVERSIFIED BANKS—3.9%
Bank of America Corp.	13,900	537,791
JPMorgan Chase & Co.	10,405	1,583,953
		2,121,744
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	3,500	264,635
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Eaton Corp. PLC	2,452	339,063
FINANCIAL EXCHANGES & DATA—0.8%
CME Group, Inc., Cl. A	2,211	451,553
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,924	230,236
HEALTHCARE EQUIPMENT—0.6%
Medtronic PLC	2,696	318,478
HEALTHCARE SERVICES—0.7%
CVS Health Corp.	5,182	389,842
HOME IMPROVEMENT RETAIL—2.2%
The Home Depot, Inc.	3,857	1,177,349

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—61.3% (CONT.)	SHARES	VALUE
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	4,400	$595,892
HYPERMARKETS & SUPER CENTERS—0.6%
Walmart, Inc.	2,320	315,126
INDUSTRIAL CONGLOMERATES—1.5%
Honeywell International, Inc.	3,810	827,037
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	1,573	442,548
INTEGRATED OIL & GAS—1.6%
Chevron Corp.	4,047	424,085
Exxon Mobil Corp.	3,667	204,729
TOTAL SE#	5,051	235,073
		863,887
INTEGRATED TELECOMMUNICATION SERVICES—1.5%
AT&T, Inc.	8,245	249,576
Verizon Communications, Inc.	10,027	583,070
		832,646
INTERACTIVE MEDIA & SERVICES—5.5%
Alphabet, Inc., Cl. A*	536	1,105,511
Alphabet, Inc., Cl. C*	508	1,050,864
Facebook, Inc., Cl. A*	2,818	829,985
		2,986,360
INTERNET & DIRECT MARKETING RETAIL—1.5%
Amazon.com, Inc.*	269	832,307
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	12,323	957,004
MANAGED HEALTHCARE—1.5%
UnitedHealth Group, Inc.	2,138	795,486
MULTI-LINE INSURANCE—0.3%
The Hartford Financial Services Group, Inc.	2,647	176,793
MULTI-UTILITIES—0.3%
Sempra Energy	1,387	183,888
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	2,694	136,478
PHARMACEUTICALS—4.1%
AstraZeneca PLC#	3,998	198,781
Bristol-Myers Squibb Co.	3,563	224,932
Eli Lilly & Co.	1,465	273,691
GlaxoSmithKline PLC#	5,029	179,485
Johnson & Johnson	4,248	698,159
Merck & Co., Inc.	2,793	215,313
Novartis AG#	2,161	184,722
Pfizer, Inc.	7,384	267,522
		2,242,605
PROPERTY & CASUALTY INSURANCE—0.3%
The Progressive Corp.	1,756	167,891
RAILROADS—0.5%
Union Pacific Corp.	1,307	288,076

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—61.3% (CONT.)	SHARES	VALUE
RESTAURANTS—0.9% McDonald's Corp.	1,178	$264,037
Starbucks Corp.	2,012	219,851
		483,888
SEMICONDUCTOR EQUIPMENT—1.5% KLA Corp.	2,479	819,062
SEMICONDUCTORS—2.9% Broadcom, Inc.	1,559	722,846
QUALCOMM, Inc.	3,952	523,995
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,724	322,195
		1,569,036
SOFT DRINKS—1.8% PepsiCo, Inc.	3,622	512,332
The Coca-Cola Co.	8,431	444,398
		956,730
SYSTEMS SOFTWARE—5.9% Microsoft Corp.	13,601	3,206,708
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.1% Apple, Inc.	22,772	2,781,600
TOBACCO—1.0% Altria Group, Inc.	7,090	362,725
Philip Morris International, Inc.	1,822	161,684
		524,409
TOTAL COMMON STOCKS (Cost $14,866,444)		33,329,185
MASTER LIMITED PARTNERSHIP—0.4%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.4% Cheniere Energy Partners LP	4,546	188,886
(Cost $150,738)		188,886
REAL ESTATE INVESTMENT TRUST—3.3%	SHARES	VALUE
HEALTHCARE—0.4% Welltower, Inc.	2,793	200,062
INDUSTRIAL—0.3% Americold Realty Trust	4,853	186,695
MORTGAGE—0.5% Blackstone Mortgage Trust, Inc., Cl. A	9,169	284,239
RETAIL—0.5% Simon Property Group, Inc.	2,271	258,372
SPECIALIZED—1.6% Crown Castle International Corp.	2,997	515,874
CyrusOne, Inc.	2,548	172,550
Lamar Advertising Co., Cl. A	2,104	197,608
		886,032
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,292,320)		1,815,400

CORPORATE BONDS—30.7%	PRINCIPAL AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—3.3%
John Deere Capital Corp., 2.75%, 3/15/22	1,750,000	1,792,645

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2021 (Unaudited) (Continued)

CORPORATE BONDS—30.7% (CONT.)	PRINCIPAL AMOUNT	VALUE
AUTOMOBILE MANUFACTURERS—0.9%
Toyota Motor Credit Corp., 0.45%, 7/22/22	500,000	$501,058
BIOTECHNOLOGY—1.0%
AbbVie, Inc., 3.6%, 5/14/25	500,000	545,021
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
PayPal Holdings, Inc., 1.35%, 6/1/23	500,000	509,090
DIVERSIFIED BANKS—3.9%
JPMorgan Chase & Co., 4.35%, 8/15/21	1,000,000	1,014,914
Wells Fargo & Co., 3.3%, 9/9/24	1,000,000	1,080,779
		2,095,693
ELECTRIC UTILITIES—0.9%
NextEra Energy Capital Holdings, Inc., 0.45%, 2/22/23	500,000	500,106
INTEGRATED TELECOMMUNICATION SERVICES—2.7%
Verizon Communications, Inc., 5.15%, 9/15/23	1,300,000	1,442,445
INVESTMENT BANKING & BROKERAGE—0.9%
The Goldman Sachs Group, Inc., 0.48%, 1/27/23	500,000	499,432
PACKAGED FOODS & MEATS—3.8%
Campbell Soup Co., 2.5%, 8/2/22	2,000,000	2,056,002
SEMICONDUCTOR EQUIPMENT—1.0%
KLA Corp., 4.65%, 11/1/24	500,000	559,010
SEMICONDUCTORS—3.0%
Altera Corp., 4.1%, 11/15/23	1,500,000	1,644,154
SPECIALIZED—2.4%
Crown Castle International Corp., 3.2%, 9/1/24	1,200,000	1,288,975
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0%
Apple, Inc., 1.13%, 5/11/25	1,200,000	1,208,073
HP, Inc., 4.38%, 9/15/21	2,000,000	2,036,340
		3,244,413
TOTAL CORPORATE BONDS
(Cost $16,202,860)		16,678,044
Total Investments (Cost $32,512,362)	95.7%	$52,011,515
Unaffiliated Securities (Cost $32,512,362)		52,011,515
Other Assets in Excess of Liabilities	4.3%	2,347,805
NET ASSETS	100.0%	$54,359,320

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services – Investment Companies. The Fund operates as a series company currently offering seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Growth & Income Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (the “Board”). Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00
p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Portfolios’ investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assump- tions in determining the fair value of investments)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Portfolios’ investment adviser and officers of the Portfolios. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in the Portfolios’ Schedule of Investments. Based upon the nature, characteristics, and risks associated with its investments as of March 31, 2021, the Portfolios has determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$81,196,757	$81,196,757	$—	$—
Consumer Discretionary	122,390,994	113,317,331	9,073,663	—
Consumer Staples	6,486,916	6,486,916	—	—
Financials	29,161,438	29,161,438	—	—
Healthcare	44,897,295	44,897,295	—	—
Industrials	37,375,838	37,375,838	—	—
Information Technology	284,905,780	284,905,780	—	—
Materials	8,401,581	8,401,581	—	—
TOTAL COMMON STOCKS	$614,816,599	$605,742,936	$9,073,663	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,975,389	1,975,389	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	475,000	—	—	475,000
TOTAL INVESTMENTS IN SECURITIES	$617,266,988	$607,718,325	$9,073,663	$475,000

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$53,471,779	$53,471,779	$—	—
Consumer Discretionary	65,982,487	65,982,487	—	—
Consumer Staples	7,963,306	7,963,306	—	—
Financials	4,971,298	4,971,298		—
Healthcare	48,643,182	48,643,182	—	—
Industrials	21,445,725	21,445,725	—	—
Information Technology	177,878,990	177,878,990	—	—
Mutual Funds	14,012,559	14,012,559	—	—
TOTAL COMMON STOCKS	$394,369,326	$394,369,326	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	8,888,277	8,888,277	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,900,000	—	—	1,900,000
TOTAL INVESTMENTS IN SECURITIES	$405,157,603	$403,257,603	$—	$1,900,000

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,528,159	$4,528,159	$—	$—
Consumer Discretionary	2,744,151	2,744,151	—	—
Consumer Staples	2,640,516	2,640,516	—	—
Energy	1,017,405	1,017,405	—	—
Financials	5,310,801	5,310,801	—	—
Healthcare	4,792,995	4,792,995	—	—
Industrials	2,328,929	2,328,929	—	—
Information Technology	9,296,999	9,296,999	—	—
Materials	601,529	601,529	—	—
Utilities	462,344	462,344	—	—
TOTAL COMMON STOCKS	$33,723,828	$33,723,828	$—	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Energy	191,961	191,961	—	—
REAL ESTATE INVESTMENT TRUST
Financials	291,431	291,431	—	—
Real Estate	1,556,769	1,556,769	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,848,200	$1,848,200	$—	$—
SHORT—TERM INVESTMENTS
	204,000	204,000	—	—
TOTAL INVESTMENTS IN SECURITIES	$35,967,989	$35,967,989	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,975,915	$11,975,915	$—	$—
Consumer Discretionary	37,507,928	33,689,737	3,818,191	—
Consumer Staples	2,979,802	2,979,802	—	—
Exchange Traded Funds	6,879,375	6,879,375	—	—
Financials	8,719,420	8,719,420	—	—
Healthcare	36,687,845	36,687,845	—	—
Industrials	23,627,338	23,627,338	—	—
Information Technology	60,401,826	60,401,826	—	—
TOTAL COMMON STOCKS	$188,779,449	$184,961,258	$3,818,191	$—
PREFERRED STOCKS
Healthcare	25,563	—	—	25,563
WARRANTS
Healthcare	3,494,241	—	3,494,241	—
RIGHTS
Healthcare	293,318	—	—	293,318
REAL ESTATE INVESTMENT TRUST
Real Estate	8,898,345	8,898,345	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,200,000	—	—	1,200,000
TOTAL INVESTMENTS IN SECURITIES	$202,690,916	$193,859,603	$7,312,432	$1,518,881

Alger Weatherbie Specialized Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$472,633	$472,633	$—	$—
Energy	96,389	96,389	—	—
Financials	710,987	710,987	—	—
Healthcare	1,010,138	1,010,138	—	—
Industrials	364,023	364,023	—	—
Information Technology	690,811	690,811	—	—
Real Estate	212,801	212,801	—	—
TOTAL COMMON STOCKS	$3,557,782	$3,557,782	$—	$—
PREFERRED STOCKS
Healthcare	1,592	—	—	1,592
TOTAL INVESTMENTS IN SECURITIES	$3,559,374	$3,557,782	$—	$1,592

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$12,311,293	$12,311,293	$—	$—
Consumer Discretionary	44,035,387	44,035,387	—	—
Consumer Staples	8,479,591	8,479,591	—	—
Energy	3,619,793	3,619,793	—
Financials	10,815,319	10,815,319	—	—
Healthcare	111,389,336	111,389,336	—	—
Industrials	11,324,307	11,324,307	—	—
Information Technology	86,787,430	86,787,430	—	—
Materials	4,701,746	4,701,746	—	—
TOTAL COMMON STOCKS	$293,464,202	$293,464,202	$—	$—
PREFERRED STOCKS
Healthcare	11,307	—	—	11,307
RIGHTS
Healthcare	198,603	—	—	198,603
REAL ESTATE INVESTMENT TRUST
Real Estate	3,190,589	3,190,589	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,700,000	—	—	1,700,000
TOTAL INVESTMENTS IN SECURITIES	$298,564,701	$296,654,791	$—	$1,909,910

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,441,800	$4,441,800	$—	$—
Consumer Discretionary	2,709,910	2,709,910	—	—
Consumer Staples	2,622,393	2,622,393	—	—
Energy	1,000,365	1,000,365	—
Financials	5,256,244	5,256,244	—	—
Healthcare	4,699,552	4,699,552	—	—
Industrials	2,290,966	2,290,966	—	—
Information Technology	9,272,508	9,272,508	—	—
Materials	586,924	586,924	—	—
Utilities	448,523	448,523	—	—
TOTAL COMMON STOCKS	$33,329,185	$33,329,185	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	188,886	188,886	—	—
REAL ESTATE INVESTMENT TRUST
Financials	284,239	284,239	—	—
Real Estate	1,531,161	1,531,161	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,815,400	$1,815,400	$—	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
CORPORATE BONDS
Communication Services	1,442,445	—	1,442,445	—
Consumer Discretionary	501,058	—	501,058	—
Consumer Staples	2,056,002	—	2,056,002	—
Financials	2,595,125	—	2,595,125	—
Healthcare	545,021	—	545,021	—
Industrials	1,792,645	—	1,792,645	—
Information Technology	5,956,667	—	5,956,667	—
Real Estate	1,288,975	—	1,288,975	—
Utilities	500,106	—	500,106	—
TOTAL CORPORATE BONDS	$16,678,044	$—	$16,678,044	$—
TOTAL INVESTMENTS IN SECURITIES	$52,011,515	$35,333,471	$16,678,044	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2021	$475,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2021	475,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2021	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2021	$1,900,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2021	1,900,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2021	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2021	$25,563
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2021	25,563
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2021	—

Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2021	$293,318
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2021	293,318
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2021	—

Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2021	$1,200,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2021	1,200,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2021	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2021	$1,592
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2021	1,592
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2021	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2021	$11,307
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2021	11,307
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2021	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2021	$198,603
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2021	198,603
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2021	—

Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2021	$1,700,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2021	1,700,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2021	—

The following table provides quantitative information about the Portfolios’ Level 3 fair value measurements of the Portfolios’ investments as of March 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolios’ fair value measurements.

	Fair Value March 31, 2021	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average
Alger Capital Appreciation Portfolio
Special Purpose Vehicle	475,000	Cost Approach	Priced at Cost	N/A	N/A
Alger Large Cap Growth Portfolio
Special Purpose Vehicle	1,900,000	Cost Approach	Priced at Cost	N/A	N/A

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value March 31, 2021	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average
Alger Mid Cap Growth Portfolio
Preferred Stocks	25,563	Income Approach	Discount Rate	72.50%-77.50%	N/A
Rights	293,318	Income Approach	Discount Rate	3.89%-4.77%	N/A
			Probability of Success	0.00%-60.00%	N/A
Special Purpose Vehicle	1,200,000	Cost Approach	Priced at Cost	N/A	N/A
Alger Weatherbie Specialized Growth
Preferred Stocks	$1,592	Income Approach	Discount Rate	72.50%-77.50%	N/A
Alger Small Cap Growth Portfolio
Preferred Stocks	$11,307	Income Approach	Discount Rate	72.50%-77.50%	N/A
Rights	198,603	Income Approach	Discount Rate	3.89%-4.77%	N/A
			Probability of Success	0.00%-60.00%	N/A
Special Purpose Vehicle	1,700,000	Cost Approach	Priced at Cost	N/A	N/A

The significant unobservable inputs used in the fair value measurement of the Portfolios’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Portfolios’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of March 31, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash Equivalents:
Alger Capital Appreciation Portfolio	$(286,539)	$(286,539)	$—	$—
Alger Large Cap Growth Portfolio	3,744,081	—	3,744,081	—
Alger Mid Cap Growth Portfolio	1,141,737	—	1,141,737	—
Alger Growth & Income Portfolio	193,827	—	193,827	—
Collateral on securities loaned	204,000	—	204,000	—
Alger Weatherbie Specialized Growth Portfolio	45,476	—	45,476	—
Alger Small Cap Growth Portfolio	1,492,158	—	1,492,158	—
Alger Balanced Portfolio	2,315,581	—	2,315,581	—
Total	$8,850,321	$(286,539)	$9,136,860	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks and may also buy and sell call and put options on equities and equity indexes. The Portfolios may purchase call options to increase its exposure to the stock market and also provide diversification of risk. The Portfolios may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Portfolios may write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolios. The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no options or other derivative instruments held by the Portfolios throughout the period or as of March 31, 2021.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Portfolios because the Portfolios or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended March 31, 2021. Information regarding the Portfolios’ holdings of such securities is set forth in the following table:

Security	Value at December 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2021
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	$475,000	$–	$–	$–	$–	$–	$475,000
Total	$475,000	$–	$–	$–	$–	$–	$475,000

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Value at December 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2021
Alger Large Cap Growth Portfolio
Common Stocks
Alger 25 Fund, Cl. P	$13,794,828	$–	$–	$–	$–	$217,731	$14,012,559
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	1,900,000	$–	$–	$–	$–	$–	$1,900,000
Total	$15,694,828	$–	$–	$–	$–	$217,731	$15,912,559

Security	Value at December 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2021
Alger Mid Cap Growth Portfolio
Common Stocks
Alger Mid Cap 40 ETF Preferred Stocks Prosetta Biosciences, Inc.	$–	$7,074,371	$(28,926)	$–	$(611)	$(165,459)	$6,879,375
Series D	25,563	–	–	–	–	–	25,563
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	875,000	–	–	–	–	–	875,000
Crosslink Ventures Capital LLC, Cl. B	325,000	$–	$–	$–	$–	$–	$325,000
Total	$1,225,563	$7,074,371	$(28,926)	$–	$(611)	$(165,459)	$8,104,938

Security	Value at December 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2021
Alger Weatherbie Specialized Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc.
Series D	$1,592	$–	$–	$–	$–	$–	$1,592
Total	$1,592	$–	$–	$–	$–	$–	$1,592

Security	Value at December 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at March 31, 2021
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc.
Series D Special Purpose Vehicle	$11,307	$–	$–	$–	$–	$–	$11,307
Crosslink Ventures Capital LLC, Cl. A	1,400,000	–	–	–	–	–	1,400,000
Crosslink Ventures Capital LLC, Cl. B	300,000	$–	$–	$–	$–	$–	$300,000
Total	$1,711,307	$–	$–	$–	$–	$–	$1,711,307